Revenue (Tables)	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2024	2023	2024	2023	2024	2023
License and Other Revenue (1)	$240	$294	$90	$94	$330	$388
Royalty Revenue	412	350	102	68	514	418
	$652	$644	$192	$162	$844	$806
(1)    Includes over-time revenue of $120 million and $30 million, and point-in-time revenue of $210 million and $358 million, for the three months ended September 30, 2024 and 2023, respectively.

	Six Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2024	2023	2024	2023	2024	2023
License and Other Revenue (1)	$681	$474	$121	$189	$802	$663
Royalty Revenue	786	705	195	113	981	818
	$1,467	$1,179	$316	$302	$1,783	$1,481
(1)    Includes over-time revenue of $196 million and $47 million, and point-in-time revenue of $606 million and $616 million, for the six months ended September 30, 2024 and 2023, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
United States	$292	$331	$850	$623
PRC (1)	193	178	321	319
Taiwan	155	166	270	281
Republic of Korea	76	62	139	107
Other countries	128	69	203	151
Total	$844	$806	$1,783	$1,481
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	September 30, 2024	March 31, 2024
Trade receivables	$617	$405
Royalty receivables	408	379
Total gross receivables	1,025	784
Allowance for current expected credit losses	(19)	(3)
Total accounts receivables, net	$1,006	$781

Schedule of Allowance for Credit Losses	A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2024	$3
Additional provision	16
Balance as of September 30, 2024	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2024	$915
Customer prepayment and billing in advance of performance	180
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(98)
Revenue recognized in the period that was included in the contract liability balance during the period	(75)
Balance as of September 30, 2024	$922